Employee benefits - Actuarial Assumptions (Details)	Dec. 31, 2020	Dec. 31, 2019
Germany | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.55%	1.15%
Inflation rate	2.00%	2.00%
Rate of increase in salaries	2.80%	2.80%
Long term medical cost of inflation	0.00%	0.00%
Discount rate	0.55%	1.15%
Inflation rate	2.00%	2.00%
Long term medical cost of inflation	0.00%	0.00%
Rate of increase in salaries	2.80%	2.80%
Germany | Post-employment medical benefits and other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.05%	0.45%
Inflation rate	2.00%	2.00%
Rate of increase in salaries	2.80%	2.80%
Rate of increase for pensions in payment	0.00%	0.00%
Long term medical cost of inflation	0.00%	0.00%
Discount rate	0.05%	0.45%
Inflation rate	2.00%	2.00%
Rate of increase for pensions in payment	0.00%	0.00%
Long term medical cost of inflation	0.00%	0.00%
Rate of increase in salaries	2.80%	2.80%
SWEDEN | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.05%	1.45%
Inflation rate	1.50%	1.80%
Rate of increase in salaries	2.50%	2.80%
Rate of increase for pensions in payment	1.50%	0.00%
Long term medical cost of inflation	0.00%	0.00%
Discount rate	1.05%	1.45%
Inflation rate	1.50%	1.80%
Rate of increase for pensions in payment	1.50%	0.00%
Long term medical cost of inflation	0.00%	0.00%
Rate of increase in salaries	2.50%	2.80%
AUSTRIA | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.00%	1.00%
Inflation rate	2.00%	1.53%
Rate of increase in salaries	2.00%	2.00%
Rate of increase for pensions in payment	0.00%	2.00%
Long term medical cost of inflation	0.00%	0.00%
Discount rate	1.00%	1.00%
Inflation rate	2.00%	1.53%
Rate of increase for pensions in payment	0.00%	2.00%
Long term medical cost of inflation	0.00%	0.00%
Rate of increase in salaries	2.00%	2.00%
AUSTRIA | Post-employment medical benefits and other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.00%	0.30%
Inflation rate	3.00%	1.53%
Rate of increase in salaries	3.00%	3.00%
Rate of increase for pensions in payment	0.00%	0.00%
Long term medical cost of inflation	2.00%	2.00%
Discount rate	0.00%	0.30%
Inflation rate	3.00%	1.53%
Rate of increase for pensions in payment	0.00%	0.00%
Long term medical cost of inflation	2.00%	2.00%
Rate of increase in salaries	3.00%	3.00%
Italy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.33%	0.67%
Inflation rate	1.00%	1.50%
Rate of increase in salaries	0.00%	0.00%
Rate of increase for pensions in payment	0.00%	0.00%
Long term medical cost of inflation	0.00%	0.00%
Discount rate	0.33%	0.67%
Inflation rate	1.00%	1.50%
Rate of increase for pensions in payment	0.00%	0.00%
Long term medical cost of inflation	0.00%	0.00%
Rate of increase in salaries	0.00%	0.00%
SWITZERLAND | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.15%
Inflation rate	0.20%
Rate of increase for pensions in payment	0.00%
Long term medical cost of inflation	0.00%
Discount rate	0.15%
Inflation rate	0.20%
Rate of increase for pensions in payment	0.00%
Long term medical cost of inflation	0.00%
Bottom of range | Germany | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase for pensions in payment	1.00%	1.00%
Rate of increase for pensions in payment	1.00%	1.00%
Bottom of range | SWITZERLAND | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	0.00%
Rate of increase in salaries	0.00%
Top of range | Germany | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase for pensions in payment	2.00%
Rate of increase for pensions in payment	2.00%
Top of range | SWITZERLAND | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	2.50%
Rate of increase in salaries	2.50%